UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of December 31, 2016 (Unaudited)

Deutsche Capital Growth Fund

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 17.8%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	189,191	10,104,691
Household Durables 1.1%
Newell Brands, Inc.	377,205	16,842,203
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.*	58,972	44,221,334
Media 5.7%
Comcast Corp. "A"	390,840	26,987,502
Time Warner, Inc.	231,559	22,352,390
Walt Disney Co.	328,461	34,232,206
		83,572,098
Multiline Retail 0.6%
Dollar General Corp.	114,737	8,498,570
Specialty Retail 5.5%
Burlington Stores, Inc.*	100,269	8,497,798
Home Depot, Inc.	282,848	37,924,260
L Brands, Inc.	251,780	16,577,195
O'Reilly Automotive, Inc.*	65,467	18,226,667
		81,225,920
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. "B"	340,071	17,285,809
Consumer Staples 9.6%
Beverages 1.8%
PepsiCo., Inc.	252,714	26,441,466
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	100,359	16,068,480
CVS Health Corp.	317,608	25,062,447
Rite Aid Corp.*	995,843	8,205,746
		49,336,673
Food Products 3.8%
Conagra Brands, Inc.	206,236	8,156,634
Mead Johnson Nutrition Co.	276,185	19,542,850
Pinnacle Foods, Inc.	307,617	16,442,129
The WhiteWave Foods Co.*	214,666	11,935,430
		56,077,043
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	112,456	8,601,759
Energy 0.9%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	103,927	13,780,720
Financials 4.6%
Banks 1.1%
SVB Financial Group*	91,386	15,687,321
Capital Markets 2.2%
Charles Schwab Corp.	432,181	17,058,184
Intercontinental Exchange, Inc.	274,973	15,513,977
		32,572,161
Insurance 1.3%
Progressive Corp.	545,131	19,352,150
Health Care 16.9%
Biotechnology 7.4%
Alexion Pharmaceuticals, Inc.*	63,917	7,820,245
Biogen, Inc.*	38,971	11,051,396
BioMarin Pharmaceutical, Inc.*	122,240	10,126,362
Celgene Corp.*	335,665	38,853,224
Gilead Sciences, Inc.	358,080	25,642,109
Shire PLC (ADR)	88,622	15,099,416
		108,592,752
Health Care Equipment & Supplies 2.8%
Becton, Dickinson & Co.	88,461	14,644,718
Danaher Corp.	180,357	14,038,989
The Cooper Companies, Inc.	73,814	12,912,283
		41,595,990
Health Care Providers & Services 2.3%
Cigna Corp.	173,191	23,101,947
McKesson Corp.	80,470	11,302,012
		34,403,959
Life Sciences Tools & Services 2.2%
Patheon NV*	272,555	7,825,054
Thermo Fisher Scientific, Inc.	174,523	24,625,195
		32,450,249
Pharmaceuticals 2.2%
Allergan PLC*	110,554	23,217,446
Bristol-Myers Squibb Co.	151,709	8,865,874
		32,083,320
Industrials 9.8%
Aerospace & Defense 3.1%
BE Aerospace, Inc.	145,434	8,753,673
Boeing Co.	186,587	29,047,864
TransDigm Group, Inc.	29,820	7,423,987
		45,225,524
Commercial Services & Supplies 0.5%
Stericycle, Inc.*	98,489	7,587,593
Electrical Equipment 2.3%
Acuity Brands, Inc.	44,765	10,334,448
AMETEK, Inc.	481,606	23,406,051
		33,740,499
Industrial Conglomerates 1.4%
Roper Technologies, Inc.	113,444	20,769,328
Machinery 0.7%
Parker-Hannifin Corp.	71,655	10,031,700
Professional Services 0.6%
Equifax, Inc.	75,418	8,916,670
Road & Rail 1.2%
Norfolk Southern Corp.	162,091	17,517,174
Information Technology 30.9%
Internet Software & Services 6.5%
Alphabet, Inc. "A"*	45,188	35,809,231
Alphabet, Inc. "C"*	41,614	32,118,518
Facebook, Inc. "A"*	244,688	28,151,354
		96,079,103
IT Services 6.8%
Cognizant Technology Solutions Corp. "A"*	292,331	16,379,306
Fidelity National Information Services, Inc.	233,407	17,654,905
Fiserv, Inc.*	146,336	15,552,590
Global Payments, Inc.	140,502	9,752,244
Visa, Inc. "A"	520,745	40,628,525
		99,967,570
Semiconductors & Semiconductor Equipment 4.7%
Broadcom Ltd.	151,119	26,713,306
Intel Corp.	277,391	10,060,971
NVIDIA Corp.	208,137	22,216,543
NXP Semiconductors NV*	102,077	10,004,567
		68,995,387
Software 6.7%
Adobe Systems, Inc.*	164,131	16,897,287
Microsoft Corp.	1,146,136	71,220,891
Oracle Corp.	264,940	10,186,943
		98,305,121
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	793,203	91,868,771
Materials 4.2%
Chemicals 2.2%
Albemarle Corp.	171,285	14,744,213
PPG Industries, Inc.	189,447	17,951,997
		32,696,210
Construction Materials 1.0%
Vulcan Materials Co.	119,719	14,982,833
Containers & Packaging 1.0%
Sealed Air Corp.	312,634	14,174,826
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	193,065	18,970,567
Prologis, Inc.	290,621	15,341,882
		34,312,449
Telecommunication Services 1.8%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	210,784	11,879,786
Zayo Group Holdings, Inc.*	439,971	14,457,447
		26,337,233
Total Common Stocks (Cost $971,563,357)		1,454,234,179
Convertible Preferred Stocks 0.1%
Health Care 0.1%
Allergan PLC, Series A, 5.5%	1,900	1,448,674
Industrials 0.0%
Stericycle, Inc., Series A, 5.25%	5,000	316,350
Total Convertible Preferred Stocks (Cost $2,400,000)		1,765,024
Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 0.50% (a) (Cost $18,005,591)	18,005,591	18,005,591
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $991,968,948) †	100.1	1,474,004,794
Other Assets and Liabilities, Net	(0.1)	(1,565,821)
Net Assets	100.0	1,472,438,973

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $993,427,818. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $480,576,976. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $515,503,202 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,926,226.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,454,234,179	$—	$—	$1,454,234,179
Convertible Preferred Stocks (b)	1,765,024	—	—	1,765,024
Short-Term Investments	18,005,591	—	—	18,005,591
Total	$1,474,004,794	$—	$—	$1,474,004,794

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Capital Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017